UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21780

MFS SERIES TRUST XII

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30*

Date of reporting period: July 31, 2010

*	This Form N-Q pertains only to the following series of the Registrant: MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund and MFS Lifetime 2040 Fund. Another series of the Registrant, MFS Lifetime 2050 Fund, has a fiscal year end of April 30, but commenced investment operations after the reporting period.

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Lifetime® Retirement Income Fund

7/31/10
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Lifetime Retirement Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10

Issuer	Shares/Par	Value ($)
Mutual Funds – 99.9%
MFS Commodity Strategy Fund - Class I (a)	59,567	$649,871
MFS Core Growth Fund - Class I	79,644	1,253,595
MFS Diversified Target Return Fund - Class I (a)	139,542	1,254,481
MFS Emerging Markets Debt Fund - Class I	42,669	630,226
MFS Global Bond Fund - Class I	300,477	3,164,019
MFS Global Real Estate Fund - Class I	45,510	627,133
MFS Government Securities Fund - Class I	606,422	6,294,656
MFS High Income Fund - Class I	566,723	1,892,855
MFS Inflation-Adjusted Bond Fund - Class I	615,442	6,308,281
MFS International Growth Fund - Class I	27,346	626,779
MFS International Value Fund - Class I	27,075	625,985
MFS Limited Maturity Fund - Class I	2,026,045	12,581,742
MFS Mid Cap Growth Fund - Class I (a)	244,775	1,879,873
MFS Mid Cap Value Fund - Class I	166,656	1,881,550
MFS New Discovery Fund - Class I (a)	60,385	1,249,978
MFS Research Bond Fund - Class I	1,322,225	13,856,922
MFS Research Fund - Class I	228,556	5,014,522
MFS Research International Fund - Class I	136,494	1,879,526
MFS Value Fund - Class I	61,346	1,253,904

Total Mutual Funds		$62,925,898

Short-Term Obligations (y) – 0.1%
Abbey National North America LLC, 0.2%, due 8/02/10	$50,000	$50,000

Total Investments		$62,975,898

Other Assets, Less Liabilities – (0.0)%		(7,594)

Net Assets – 100.0%		$62,968,304

(a)	Non-income producing security
(y)	The rate shown represents an annualized yield at time of purchase.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Lifetime Retirement Income Fund

Supplemental Information (Unaudited) 7/31/10

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of each fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, each fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of July 31, 2010 in valuing the fund's assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$62,925,898	$—	$—	$62,925,898
Short term Securities	—	50,000	—	50,000

Total Investments	$62,925,898	$—	$—	$62,975,898

For further information regarding security characteristics, see the Portfolio of Investments.

2

MFS Lifetime Retirement Income Fund

Supplemental Information (Unaudited) 7/31/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$58,595,581

Gross unrealized appreciation	$4,380,317
Gross unrealized depreciation	—

Net unrealized appreciation (depreciation)	$4,380,317

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	—	61,942	(2,375)	59,567
MFS Core Grow th Fund	65,892	17,118	(3,366)	79,644
MFS Diversified Target Return Fund	118,490	25,904	(4,852)	139,542
MFS Emerging Markets Debt Fund	116,609	10,675	(84,615)	42,669
MFS Global Bond Fund	—	307,202	(6,725)	300,477
MFS Global Real Estate Fund	37,662	12,105	(4,257)	45,510
MFS Government Securities Fund	556,917	99,642	(50,137)	606,422
MFS High Income Fund	503,680	96,834	(33,791)	566,723
MFS Inflation-Adjusted Bond Fund	554,960	101,950	(41,468)	615,442
MFS International Grow th Fund	24,148	5,146	(1,948)	27,346
MFS International Value Fund	23,669	5,032	(1,626)	27,075
MFS Limited Maturity Fund	1,819,103	353,792	(146,850)	2,026,045
MFS Mid Cap Grow th Fund	202,775	56,245	(14,245)	244,775
MFS Mid Cap Value Fund	138,453	37,423	(9,220)	166,656
MFS New Discovery Fund	51,644	13,788	(5,047)	60,385
MFS Research Bond Fund	1,372,425	208,712	(258,912)	1,322,225
MFS Research Fund	212,051	52,518	(36,013)	228,556
MFS Research International Fund	119,173	26,716	(9,395)	136,494
MFS Value Fund	50,852	12,756	(2,262)	61,346

3

MFS Lifetime Retirement Income Fund

Supplemental Information (Unaudited) 7/31/10 - continued

(3) Transactions in Underlying Funds – Affiliated Issuers - continued

Underlying Funds	Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$530	$—	$—	$649,871
MFS Core Growth Fund	(4,374)	—	—	1,253,595
MFS Diversified Target Return Fund	(1,881)	—	—	1,254,481
MFS Emerging Markets Debt Fund	41,922	—	14,251	630,226
MFS Global Bond Fund	704	—	6,592	3,164,019
MFS Global Real Estate Fund	(7,389)	34,796	712	627,133
MFS Government Securities Fund	2,044	—	50,214	6,294,656
MFS High Income Fund	(2,615)	—	33,913	1,892,855
MFS Inflation-Adjusted Bond Fund	29	—	35,642	6,308,281
MFS International Growth Fund	(4,410)	—	—	626,779
MFS International Value Fund	(3,703)	—	—	625,985
MFS Limited Maturity Fund	(22,999)	—	105,133	12,581,742
MFS Mid Cap Growth Fund	(5,977)	—	—	1,879,873
MFS Mid Cap Value Fund	(6,423)	—	—	1,881,550
MFS New Discovery Fund	(3,521)	—	—	1,249,978
MFS Research Bond Fund	4,491	—	139,545	13,856,922
MFS Research Fund	(57,464)	—	—	5,014,522
MFS Research International Fund	(15,220)	—	—	1,879,526
MFS Value Fund	(3,937)	—	5,463	1,253,904

Total	$(90,193)	$34,796	$391,465	$62,925,898

4

MFS® Lifetime® 2010 Fund

7/31/10
Quarterly portfolio holdings

SSW
S
NNE

MFS
INVESTMENT MANAGEMENT

MFS Lifetime 2010 Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10

Issuer	Shares/Par	Value ($)
Mutual Funds – 100.3%
MFS Commodity Strategy Fund - Class I (a)	46,474	$507,029
MFS Core Growth Fund - Class I	67,923	1,069,101
MFS Diversified Target Return Fund - Class I (a)	108,792	978,044
MFS Emerging Markets Debt Fund - Class I	36,336	536,680
MFS Global Bond Fund - Class I	235,049	2,475,063
MFS Global Real Estate Fund - Class I	36,724	506,053
MFS Government Securities Fund - Class I	473,839	4,918,448
MFS High Income Fund - Class I	455,509	1,521,401
MFS Inflation-Adjusted Bond Fund - Class I	480,960	4,929,841
MFS International Growth Fund - Class I	22,549	516,823
MFS International Value Fund - Class I	22,234	514,047
MFS Limited Maturity Fund - Class I	1,552,473	9,640,860
MFS Mid Cap Growth Fund - Class I (a)	197,079	1,513,565
MFS Mid Cap Value Fund - Class I	135,077	1,525,015
MFS New Discovery Fund - Class I (a)	47,889	991,307
MFS Research Bond Fund - Class I	1,025,889	10,751,313
MFS Research Fund - Class I	179,274	3,933,263
MFS Research International Fund - Class I	110,461	1,521,054
MFS Value Fund - Class I	52,215	1,067,272

Total Mutual Funds		$49,416,179

Short-Term Obligations (y) – 0.3%
Abbey National North America LLC, 0.2%, due 8/02/10	$158,000	$157,999

Total Investments		$49,574,178

Other Assets, Less Liabilities – (0.6)%		(304,217)

Net Assets – 100.0%		$49,269,961

(a)	Non-income producing security.
(y)	The rate shown represents an annualized yield at time of purchase.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Lifetime 2010 Fund

Supplemental Information (Unaudited) 7/31/10

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of July 31, 2010 in valuing the fund's assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$49,416,179	$—	$—	$49,416,179
Short Term Securities	—	157,999	—	157,999

Total Investments	$49,416,179	$157,999	$—	$49,574,178

2

MFS Lifetime 2010 Fund

Supplemental Information (Unaudited) 7/31/10 - continued

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$45,477,449

Gross unrealized appreciation	$5,801,079
Gross unrealized depreciation	(1,704,350)

Net unrealized appreciation (depreciation)	$4,096,729

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	—	48,043	(1,569)	46,474
MFS Core Growth Fund	65,474	5,145	(2,696)	67,923
MFS Diversified Target Return Fund	100,822	8,137	(167)	108,792
MFS Emerging Markets Debt Fund	104,770	1,150	(69,584)	36,336
MFS Global Bond Fund	—	240,608	(5,559)	235,049
MFS Global Real Estate Fund	32,001	7,111	(2,388)	36,724
MFS Government Securities Fund	473,513	24,560	(24,234)	473,839
MFS High Income Fund	452,279	12,633	(9,403)	455,509
MFS Inflation-Adjusted Bond Fund	472,475	23,857	(15,372)	480,960
MFS International Growth Fund	22,267	1,544	(1,262)	22,549
MFS International Value Fund	21,802	1,457	(1,025)	22,234
MFS Limited Maturity Fund	1,481,302	97,563	(26,392)	1,552,473
MFS Mid Cap Growth Fund	178,914	22,378	(4,213)	197,079
MFS Mid Cap Value Fund	121,879	16,584	(3,386)	135,077
MFS New Discovery Fund	43,915	5,450	(1,476)	47,889
MFS Research Bond Fund	1,146,892	50,676	(171,679)	1,025,889
MFS Research Fund	176,022	25,090	(21,838)	179,274
MFS Research International Fund	104,127	11,403	(5,069)	110,461
MFS Value Fund	50,387	4,081	(2,253)	52,215

3

MFS Lifetime 2010 Fund

Supplemental Information (Unaudited) 7/31/10 - continued

(3) Transactions in Underlying Funds – Affiliated Issuers - continued

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$588	$—	$—	$507,029
MFS Core Grow th Fund	(3,458)	—	—	1,069,101
MFS Diversified Target Return Fund	(42)	—	—	978,044
MFS Emerging Markets Debt Fund	128,072	—	12,807	536,680
MFS Global Bond Fund	963	—	5,399	2,475,063
MFS Global Real Estate Fund	(2,770)	28,823	590	506,053
MFS Government Securities Fund	735	—	42,065	4,918,448
MFS High Income Fund	(345)	—	29,511	1,521,401
MFS Inflation-Adjusted Bond Fund	(1,643)	—	29,830	4,929,841
MFS International Grow th Fund	(1,699)	—	—	516,823
MFS International Value Fund	(1,632)	—	—	514,047
MFS Limited Maturity Fund	(4,262)	—	85,138	9,640,860
MFS Mid Cap Grow th Fund	(1,245)	—	—	1,513,565
MFS Mid Cap Value Fund	(1,728)	—	—	1,525,015
MFS New Discovery Fund	(463)	—	—	991,307
MFS Research Bond Fund	11,688	—	115,232	10,751,313
MFS Research Fund	(36,037)	—	—	3,933,263
MFS Research International Fund	(6,497)	—	—	1,521,054
MFS Value Fund	(1,598)	—	5,089	1,067,272

Total	$78,627	$28,823	$325,661	$49,416,179

4

MFS® Lifetime® 2020 Fund

7/31/10
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Lifetime 2020 Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10

Issuer	Shares/Par	Value ($)
Mutual Funds – 99.9%
MFS Commodity Strategy Fund - Class I (a)	311,867	$3,402,467
MFS Core Growth Fund - Class I	545,224	8,581,826
MFS Diversified Target Return Fund - Class I (a)	115,577	1,039,039
MFS Emerging Markets Debt Fund - Class I	220,434	3,255,803
MFS Emerging Markets Equity Fund - Class I	2,053	61,890
MFS Global Bond Fund - Class I	509,794	5,368,134
MFS Global Real Estate Fund - Class I	163,489	2,252,881
MFS Government Securities Fund - Class I	975,755	10,128,340
MFS High Income Fund - Class I	1,616,703	5,399,788
MFS Inflation-Adjusted Bond Fund - Class I	516,011	5,289,109
MFS International Growth Fund - Class I	148,179	3,396,265
MFS International New Discovery Fund - Class I	60,002	1,165,231
MFS International Value Fund - Class I	145,161	3,356,114
MFS Mid Cap Growth Fund - Class I (a)	972,811	7,471,191
MFS Mid Cap Value Fund - Class I	667,991	7,541,619
MFS New Discovery Fund - Class I (a)	154,363	3,195,315
MFS Research Bond Fund - Class I	1,181,307	12,380,097
MFS Research Fund - Class I	385,777	8,463,953
MFS Research International Fund - Class I	480,269	6,613,300
MFS Value Fund - Class I	420,982	8,604,878

Total Mutual Funds		$106,967,240

Short-Term Obligations (y) – 0.1%
Abbey National North America LLC, 0.2%, due 8/02/10	$56,000	$56,000

Total Investments		$107,023,240

Other Assets, Less Liabilities – (0.0)%		(3,975)

Net Assets – 100.0%		$107,019,265

(a)	Non-income producing security.
(y)	The rate shown represents an annualized yield at time of purchase.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Lifetime 2020 Fund

Supplemental Information (Unaudited) 7/31/10

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

2

MFS Lifetime 2020 Fund

Supplemental Information (Unaudited) 7/31/10 - continued

(1) Investment Valuations - continued

Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of July 31, 2010 in valuing the fund's assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$106,967,240	$—	$—	$106,967,240
Short Term Securities	—	56,000	—	56,000

Total Investments	$106,967,240	$56,000	$—	$107,023,240

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$102,376,349

Gross unrealized appreciation	$6,546,105
Gross unrealized depreciation	(1,899,214)

Net unrealized appreciation (depreciation)	$4,646,891

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	—	313,862	(1,995)	311,867
MFS Core Growth Fund	576,706	28,222	(59,704)	545,224
MFS Diversified Target Return Fund	111,822	4,723	(968)	115,577
MFS Emerging Markets Debt Fund	366,325	4,850	(150,741)	220,434
MFS Emerging Markets Equity Fund	3,317	—	(1,264)	2,053
MFS Global Bond Fund	—	512,404	(2,610)	509,794
MFS Global Real Estate Fund	148,570	17,292	(2,373)	163,489
MFS Government Securities Fund	960,596	46,394	(31,235)	975,755
MFS High Income Fund	1,586,806	50,151	(20,254)	1,616,703
MFS Inflation-Adjusted Bond Fund	525,347	14,143	(23,479)	516,011
MFS International Growth Fund	142,812	8,229	(2,862)	148,179
MFS International New Discovery	59,072	2,378	(1,448)	60,002
MFS International Value Fund	139,720	7,735	(2,294)	145,161
MFS Mid Cap Growth Fund	919,813	56,426	(3,428)	972,811
MFS Mid Cap Value Fund	628,107	41,167	(1,283)	667,991
MFS New Discovery Fund	151,343	5,744	(2,724)	154,363
MFS Research Bond Fund	1,464,962	48,092	(331,747)	1,181,307
MFS Research Fund	398,674	26,753	(39,650)	385,777
MFS Research International Fund	458,758	27,493	(5,982)	480,269
MFS Value Fund	443,775	21,819	(44,612)	420,982

3

MFS Lifetime 2020 Fund

Supplemental Information (Unaudited) 7/31/10 - continued

(3) Transactions in Underlying Funds – Affiliated Issuers - continued

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$722	$—	$—	$3,402,467
MFS Core Growth Fund	(283,777)	—	—	8,581,826
MFS Diversified Target Return Fund	(253)	—	—	1,039,039
MFS Emerging Markets Debt Fund	138,518	—	55,264	3,255,803
MFS Emerging Markets Equity Fund	11,552	—	—	61,890
MFS Global Bond Fund	503	—	11,790	5,368,134
MFS Global Real Estate Fund	(933)	130,368	2,669	2,252,881
MFS Government Securities Fund	1,370	—	86,153	10,128,340
MFS High Income Fund	(10,509)	—	103,761	5,399,788
MFS Inflation-Adjusted Bond Fund	1,339	—	32,782	5,289,109
MFS International Growth Fund	(1,312)	—	—	3,396,265
MFS International New Discovery	(8,866)	—	—	1,165,231
MFS International Value Fund	(1,922)	—	—	3,356,114
MFS Mid Cap Growth Fund	(6,621)	—	—	7,471,191
MFS Mid Cap Value Fund	(3,776)	—	—	7,541,619
MFS New Discovery Fund	1,179	—	—	3,195,315
MFS Research Bond Fund	26,852	—	139,275	12,380,097
MFS Research Fund	(143,976)	—	—	8,463,953
MFS Research International Fund	(30,600)	—	—	6,613,300
MFS Value Fund	(267,281)	—	40,612	8,604,878

	$(577,791)	$130,368	$472,306	$106,967,240

4

MFS® Lifetime® 2030 Fund

7/31/10
Quarterly portfolio holdings

SSW
S
NNE

MFS
INVESTMENT MANAGEMENT

MFS Lifetime 2030 Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10

Issuer	Shares/Par	Value ($)
Mutual Funds – 100.0%
MFS Commodity Strategy Fund - Class I (a)	313,480	$3,420,071
MFS Core Growth Fund - Class I	529,516	8,334,585
MFS Diversified Target Return Fund - Class I (a)	38,433	345,513
MFS Emerging Markets Debt Fund - Class I	71,702	1,059,041
MFS Emerging Markets Equity Fund - Class I	37,604	1,133,373
MFS Global Bond Fund - Class I	134,018	1,411,211
MFS Global Real Estate Fund - Class I	220,833	3,043,076
MFS High Income Fund - Class I	527,323	1,761,257
MFS Inflation-Adjusted Bond Fund - Class I	262,932	2,695,053
MFS International Growth Fund - Class I	194,564	4,459,398
MFS International New Discovery Fund - Class I	116,922	2,270,623
MFS International Value Fund - Class I	190,989	4,415,655
MFS Mid Cap Growth Fund - Class I (a)	895,533	6,877,693
MFS Mid Cap Value Fund - Class I	614,518	6,937,913
MFS New Discovery Fund - Class I (a)	156,550	3,240,593
MFS Research Bond Fund - Class I	190,963	2,001,296
MFS Research Fund - Class I	264,365	5,800,161
MFS Research International Fund - Class I	404,585	5,571,139
MFS Value Fund - Class I	408,941	8,358,754

Total Mutual Funds		$73,136,405

Short-Term Obligations (y) – 0.1%
Abbey National North America LLC, 0.2%, due 8/02/10	$64,000	$64,000

Total Investments		$73,200,405

Other Assets, Less Liabilities – (0.1)%		(45,775)

Net Assets – 100.0%		$73,154,630

(a)	Non-income producing security.
(y)	The rate shown represents an annualized yield at time of purchase.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Lifetime 2030 Fund

Supplemental Information (Unaudited) 7/31/10

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of each fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, each fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of July 31, 2010 in valuing the fund's assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$73,136,405	$—	$—	$73,136,405
Short Term Securities	—	64,000	—	64,000

Total Investments	$73,136,405	$64,000	$—	$73,200,405

For further information regarding security characteristics, see the Portfolio of Investments.

MFS Lifetime 2030 Fund

Supplemental Information (Unaudited) 7/31/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$73,303,342

Gross unrealized appreciation	$1,597,147
Gross unrealized depreciation	(1,700,084)

Net unrealized appreciation (depreciation)	$(102,937)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	—	318,052	(4,572)	313,480
MFS Core Growth Fund	543,417	30,576	(44,477)	529,516
MFS Diversified Target Return Fund	36,765	3,363	(1,695)	38,433
MFS Emerging Markets Debt Fund	117,669	3,976	(49,943)	71,702
MFS Emerging Markets Equity Fund	37,575	903	(874)	37,604
MFS Global Bond Fund	—	135,171	(1,153)	134,018
MFS Global Real Estate Fund	202,580	24,099	(5,846)	220,833
MFS High Income Fund	510,365	36,021	(19,063)	527,323
MFS Inflation-Adjusted Bond Fund	270,614	13,024	(20,706)	262,932
MFS International Growth Fund	192,314	6,933	(4,683)	194,564
MFS International New Discovery Fund	116,373	3,956	(3,407)	116,922
MFS International Value Fund	188,449	6,690	(4,150)	190,989
MFS Mid Cap Growth Fund	904,776	48,721	(57,964)	895,533
MFS Mid Cap Value Fund	616,499	33,296	(35,277)	614,518
MFS New Discovery Fund	154,088	6,136	(3,674)	156,550
MFS Research Bond Fund	266,181	8,238	(83,456)	190,963
MFS Research Fund	278,954	17,611	(32,200)	264,365
MFS Research International Fund	414,709	21,790	(31,914)	404,585
MFS Value Fund	419,811	23,341	(34,211)	408,941

MFS Lifetime 2030 Fund

Supplemental Information (Unaudited) 7/31/10 - continued

(3) Transactions in Underlying Funds – Affiliated Issuers - continued

Underlying Funds	Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$1,219	$—	$—	$3,420,071
MFS Core Growth Fund	(191,016)	—	—	8,334,585
MFS Diversified Target Return Fund	(479)	—	—	345,513
MFS Emerging Markets Debt Fund	1,750	—	17,641	1,059,041
MFS Emerging Markets Equity Fund	(1,638)	—	—	1,133,373
MFS Global Bond Fund	127	—	3,048	1,411,211
MFS Global Real Estate Fund	(9,175)	175,063	3,584	3,043,076
MFS High Income Fund	(8,238)	—	33,111	1,761,257
MFS Inflation-Adjusted Bond Fund	2,604	—	16,440	2,695,053
MFS International Growth Fund	(7,962)	—	—	4,459,398
MFS International New Discovery Fund	(16,064)	—	—	2,270,623
MFS International Value Fund	(7,879)	—	—	4,415,655
MFS Mid Cap Growth Fund	(121,846)	—	—	6,877,693
MFS Mid Cap Value Fund	(98,136)	—	—	6,937,913
MFS New Discovery Fund	(39)	—	—	3,240,593
MFS Research Bond Fund	10,170	—	23,538	2,001,296
MFS Research Fund	(152,815)	—	—	5,800,161
MFS Research International Fund	(209,116)	—	—	5,571,139
MFS Value Fund	(245,093)	—	38,999	8,358,754

	$(1,053,626)	$175,063	$136,361	$73,136,405

MFS® Lifetime® 2040 Fund

7/31/10
Quarterly portfolio holdings

SSW
S
NNE

M F S®
INVESTMENT MANAGEMENT

MFS Lifetime 2040 Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10

Issuer	Shares/Par	Value ($)
Mutual Funds – 99.9%
MFS Commodity Strategy Fund - Class I (a)	236,948	$2,585,100
MFS Core Growth Fund - Class I	377,981	5,949,423
MFS Emerging Markets Equity Fund - Class I	33,551	1,011,240
MFS Global Real Estate Fund - Class I	185,029	2,549,701
MFS Inflation-Adjusted Bond Fund - Class I	121,606	1,246,460
MFS International Growth Fund - Class I	153,392	3,515,736
MFS International New Discovery Fund - Class I	104,421	2,027,849
MFS International Value Fund - Class I	150,947	3,489,903
MFS Mid Cap Growth Fund - Class I (a)	646,049	4,961,659
MFS Mid Cap Value Fund - Class I	443,531	5,007,465
MFS New Discovery Fund - Class I (a)	118,861	2,460,425
MFS Research Bond Fund - Class I	119,369	1,250,990
MFS Research Fund - Class I	180,946	3,969,961
MFS Research International Fund - Class I	292,422	4,026,655
MFS Value Fund - Class I	291,646	5,961,248

Total Mutual Funds		$50,013,815

Other Assets, Less Liabilities – 0.1%		55,615

Net Assets – 100.0%		$50,069,430

(a)	Non-income producing security.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Lifetime 2040 Fund

Supplemental Information (Unaudited) 7/31/10

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of July 31, 2010 in valuing the fund's assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$50,013,815	$—	$—	$50,013,815

For further information regarding security characteristics, see the Portfolio of Investments.

2

MFS Lifetime 2040 Fund

Supplemental Information (Unaudited) 7/31/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$48,258,756

Gross unrealized appreciation	$3,950,077
Gross unrealized depreciation	(2,195,018)

Net unrealized appreciation (depreciation)	$1,755,059

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	—	239,615	(2,667)	236,948
MFS Core Growth Fund	381,674	26,612	(30,305)	377,981
MFS Emerging Markets Equity Fund	33,110	1,076	(635)	33,551
MFS Global Real Estate Fund	167,528	20,222	(2,721)	185,029
MFS Inflation-Adjusted Bond Fund	125,255	7,871	(11,520)	121,606
MFS International Growth Fund	148,852	6,328	(1,788)	153,392
MFS International New Discovery Fund	101,594	4,387	(1,560)	104,421
MFS International Value Fund	145,374	7,358	(1,785)	150,947
MFS Mid Cap Growth Fund	669,892	46,409	(70,252)	646,049
MFS Mid Cap Value Fund	457,555	30,862	(44,886)	443,531
MFS New Discovery Fund	115,467	7,008	(3,614)	118,861
MFS Research Bond Fund	123,129	7,075	(10,835)	119,369
MFS Research Fund	188,663	14,024	(21,741)	180,946
MFS Research International Fund	278,747	16,906	(3,231)	292,422
MFS Value Fund	294,281	20,379	(23,014)	291,646

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$483	$—	$—	$2,585,100
MFS Core Growth Fund	(126,693)	—	—	5,949,423
MFS Emerging Markets Equity Fund	(1,412)	—	—	1,011,240
MFS Global Real Estate Fund	(14,291)	145,898	5,974	2,549,701
MFS Inflation-Adjusted Bond Fund	1,444	—	7,600	1,246,460
MFS International Growth Fund	(3,627)	—		3,515,736
MFS International New Discovery Fund	(4,692)	—	—	2,027,849
MFS International Value Fund	(4,360)	—	—	3,489,903
MFS Mid Cap Growth Fund	(128,139)	—	—	4,961,659
MFS Mid Cap Value Fund	(98,644)	—	—	5,007,465
MFS New Discovery Fund	1,249	—	—	2,460,425
MFS Research Bond Fund	874	—	12,837	1,250,990
MFS Research Fund	(97,412)	—	—	3,969,961
MFS Research International Fund	(20,940)	—	—	4,026,655
MFS Value Fund	(159,171)	—	27,573	5,961,248

Total Investments	$(655,331)	$145,898	$53,984	$50,013,815

3

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XII

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: September 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: September 16, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 16, 2010

*	Print name and title of each signing officer under his or her signature.